CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 763,750	$ 840,913	$ 85,688
Restricted cash and cash equivalents	0	4,365	0
Accounts receivable, net		0	658
Prepaid in-kind services	33,375	46,271	0
Prepaid expenses and other current assets	7,270	5,368	4,535
Total current assets	804,395	896,917	90,881
Restricted cash and cash equivalents	0	4,000	4,144
Long-term deposits	12,951	17,687	13,276
Property and equipment, net	123,422	71,401	53,378
Intangible assets, net	50,000	50,050	62,513
Investment in affiliate	7,312	8,420	0
Goodwill	5,238	5,238	5,238
Total assets	1,003,318	1,053,713	229,430
Current liabilities
Accounts payable	40,827	29,364	5,113
Accrued expenses and other current liabilities	30,144	18,809	11,425
Term note, current	0	4,100	0
Total current liabilities	70,971	52,273	16,538
Term note		0	4,100
Finance lease liabilities	13,671	13,956	0
Warrant liability	6,384	7,335
Other long-term liabilities		0	12,212
Deferred tax liabilities, net	9	8	1,072
Total liabilities	91,035	73,572	33,922
Commitments and contingencies (Note 12)
Stockholders' equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of March 31, 2021 and December 31, 2020	0
Common stock, $0.0001 par value, 600,000,000 shares authorized, 393,745,157 and 391,041,347 shares issued and outstanding as of March 31, 2021 and December 31, 2020, respectively	39	39	27
Additional paid-in capital	1,592,716	1,540,037	383,961
Other comprehensive income (loss)	(74)	239	0
Accumulated deficit	(680,398)	(560,174)	(188,480)
Total stockholders' equity	912,283	980,141	195,508
Total liabilities and stockholders' equity	$ 1,003,318	$ 1,053,713	$ 229,430